Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)
Shares		Value
COMMON STOCKS: 96.6%
Communication Services: 6.7%
65,475	AT&T, Inc.	$1,874,549
35,950	Discovery Communications, Inc. - Class C [1]	1,259,329
161,625	Vodafone Group PLC - ADR	2,771,869
14,385	The Walt Disney Co.	2,419,125
		8,324,872
Consumer Discretionary: 4.1%
6,695	The Home Depot, Inc.	1,813,140
36,900	Magna International, Inc.	2,592,225
7,895	Starbucks Corp.	764,315
		5,169,680
Consumer Staples: 8.8%
91,980	Danone SA - ADR	1,227,473
28,065	Kellogg Co.	1,654,151
38,455	The Kroger Co.	1,326,698
15,610	Procter & Gamble Co.	2,001,358
19,675	Tyson Foods, Inc. - Class A	1,265,299
20,310	Unilever PLC - ADR	1,184,885
16,395	Walmart, Inc.	2,303,334
		10,963,198
Energy: 5.1%
96,185	Baker Hughes Co. - Class A	1,932,357
28,080	Chevron Corp.	2,392,416
53,590	Royal Dutch Shell PLC - Class A - ADR	1,976,935
		6,301,708
Financials: 25.2%
3,400	Alleghany Corp.	1,927,290
34,590	Allstate Corp.	3,707,356
81,240	Bank of America Corp.	2,408,766
12,740	Berkshire Hathaway, Inc. - Class B [1]	2,903,064
4,425	BlackRock, Inc.	3,103,076
82,645	Charles Schwab Corp.	4,259,523
9,820	Chubb Ltd.	1,430,480
28,270	Citigroup, Inc.	1,639,377
12,715	First Republic Bank	1,843,548
14,200	Goldman Sachs Group, Inc.	3,850,614
33,505	JPMorgan Chase & Co.	4,311,088
		31,384,182
Health Care: 16.2%
49,795	AstraZeneca PLC - ADR	2,519,627
26,310	Gilead Sciences, Inc.	1,725,936
13,220	Hill-Rom Holdings, Inc.	1,269,649
15,665	Johnson & Johnson	2,555,431
18,180	McKesson Corp.	3,171,865
14,560	Medtronic PLC	1,620,965
22,070	Merck & Co., Inc.	1,700,935
77,245	Pfizer, Inc.	2,773,095
22,470	Quest Diagnostics, Inc.	2,902,001
		20,239,504
Industrials: 9.4%
14,385	Caterpillar, Inc.	2,630,154
171,370	Embraer SA - ADR [1]	1,100,195
10,290	General Dynamics Corp.	1,509,337
59,366	Raytheon Technologies Corp.	3,961,493
33,455	Siemens AG - ADR	2,587,744
		11,788,923
Information Technology: 16.7%
7,285	Accenture PLC - Class A	1,762,387
23,500	Apple, Inc.	3,101,060
28,095	Ciena Corp. [1]	1,499,992
73,790	Cisco Systems, Inc.	3,289,558
15,950	Micron Technology, Inc. [1]	1,248,407
18,620	Microsoft Corp.	4,319,095
15,080	QUALCOMM, Inc.	2,356,702
15,510	SAP SE - ADR	1,957,362
10,370	TE Connectivity Ltd.	1,248,548
		20,783,111
Materials: 1.8%
25,250	International Paper Co.	1,270,327
17,440	Newmont Goldcorp Corp.	1,039,424
		2,309,751
Utilities: 2.6%
67,580	FirstEnergy Corp.	2,078,761
19,250	The Southern Co.	1,134,210
		3,212,971
TOTAL COMMON STOCKS
(Cost $91,704,081)		120,477,900
SHORT-TERM INVESTMENTS: 3.3%
4,048,998	First American Government Obligations Fund - Class X, 0.036% [2]	4,048,998
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,048,998)		4,048,998
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $95,753,079)		124,526,898
Other Assets in Excess of Liabilities: 0.1%		185,829
TOTAL NET ASSETS: 100.0%		$124,712,727

ADR -	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2021.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the "Fund").

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks [1]	$120,477,900	$-	$-	$120,477,900
Short-Term Investments	4,048,998	-	-	4,048,998
Total Investments in Securities	$124,526,898	$-	$-	$124,526,898

[1]See Schedule of Investments for sector breakouts.